Note 7 - Goodwill and Other Intangible Assets - Summary of Finite-lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total finite-lived intangible assets	$ 412
Core Deposits [Member]
Core deposit intangible	521	$ 630
Accumulated amortization	(109)	(109)
Total finite-lived intangible assets	$ 412	$ 521